GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL

9. GOODWILL

Goodwill of the Group is as follows:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Goodwill — gross	134,735	134,735	21,626
Accumulated impairment loss	(134,735)	(134,735)	(21,626)

Goodwill — net	—	—	—

As of December 31, 2011, the Company assessed impairment on its goodwill derived from its acquisition of SolarOne Technology. As of December 31, 2011, the Company had determined that the carrying value of the reporting unit exceeded its implied fair value, estimated using a discounted cash flow methodology, and recorded an impairment loss of RMB134,735,000 for the year ended December 31, 2011, which is included in “Impairment of goodwill” in the consolidated statements of comprehensive income.